FAIR VALUE MEASUREMENT (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Recurring [Member] USD ($)		Dec. 31, 2013 Recurring [Member] CNY		Dec. 31, 2013 Quoted Prices in Active Market for Identical Assets (Level 1) [Member] Recurring [Member] USD ($)		Dec. 31, 2013 Quoted Prices in Active Market for Identical Assets (Level 1) [Member] Recurring [Member] CNY		Dec. 31, 2013 Significant Other Observable Inputs (Level 2) [Member] Recurring [Member] USD ($)	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) [Member] Recurring [Member] CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member] Recurring [Member] USD ($)	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member] Recurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	$ 1,415	8,565	[1]	$ 1,415	[1]	8,565	[1]	$ 1,415	[1]	8,565	[1]	[1]	[1]	[1]	[1]
Total				1,415		8,565		1,415		8,565
Notional amounts of the forward foreign currency contracts	$ 54,000

[1]	Forward currency contracts, included in prepaid expenses and other current assets on the Company's consolidated balance sheets.